BUSINESS COMBINATIONS	12 Months Ended
Jun. 30, 2015
BUSINESS COMBINATIONS

NOTE 9 — BUSINESS COMBINATIONS

Mojang Synergies AB

On November 6, 2014, we acquired Mojang Synergies AB (“Mojang”), the Swedish video game developer of the Minecraft gaming franchise, for $2.5 billion in cash, net of cash acquired. The addition of Minecraft and its community enhances our gaming portfolio across Windows, Xbox, and other ecosystems besides our own. Our purchase price allocation is preliminary and subject to revision as more detailed analyses are completed and additional information about fair value of assets and liabilities becomes available, including additional information relating to tax matters and finalization of our valuation of identified intangible assets.

The significant classes of assets and liabilities to which we preliminarily allocated the purchase price were goodwill of $1.8 billion and identifiable intangible assets of $928 million, primarily marketing-related (trade names). The goodwill recognized in connection with the acquisition is primarily attributable to anticipated synergies from future growth, and is not expected to be deductible for tax purposes. We assigned the goodwill to More Personal Computing under our current segment structure. Identifiable intangible assets were assigned a total weighted-average amortization period of 6.3 years. Mojang has been included in our consolidated results of operations since the acquisition date.

Nokia’s Devices and Services Business

On April 25, 2014, we acquired substantially all of Nokia Corporation’s (“Nokia”) Devices and Services business (“NDS”) for a total purchase price of $9.4 billion, including cash acquired of $1.5 billion (the “Acquisition”). The purchase price consisted primarily of cash of $7.1 billion and Nokia’s repurchase of convertible notes of $2.1 billion, which was a non-cash transaction, and liabilities assumed of $0.2 billion. The Acquisition was expected to accelerate the growth of our Devices business through faster innovation, synergies, and unified branding and marketing.

The allocation of the purchase price to goodwill was completed as of March 31, 2015. The major classes of assets and liabilities to which we have allocated the purchase price were as follows:

(In millions)

Cash	$1,506
Accounts receivable (a)	754
Inventories	544
Other current assets	936
Property and equipment	981
Intangible assets	4,509
Goodwill (b)	5,456
Other	221
Current liabilities	(4,575)
Long-term liabilities	(890)

Total purchase price	$9,442

(a)	Gross accounts receivable was $901 million, of which $147 million was expected to be uncollectible.

(b)

Goodwill was assigned to More Personal Computing under our current segment structure. The goodwill was primarily attributed to increased synergies that were expected to be achieved from the integration of NDS.

Following are the details of the purchase price allocated to the intangible assets acquired:

(In millions)	Amount	Weighted Average Life

Technology-based	$2,493	9 years
Contract-based	1,500	9 years
Customer-related	359	3 years
Marketing-related (trade names)	157	2 years

Fair value of intangible assets acquired	$4,509	8 years

During the fourth quarter of fiscal year 2015, we recorded $7.5 billion of goodwill and asset impairment charges related to our phone business. These costs are included in impairment, integration, and restructuring expenses in our consolidated income statement. See Note 10 – Goodwill and Note 11 – Intangible Assets for additional details.

Our consolidated income statement for fiscal year 2014 included revenue and operating loss of $2.0 billion and $692 million, respectively, attributable to NDS since the Acquisition.

Following are the supplemental consolidated results of Microsoft Corporation on an unaudited pro forma basis, as if the Acquisition had been consummated on July 1, 2012:

(In millions, except per share amounts)

Year Ended June 30,	2014	2013

Revenue	$96,248	$93,243
Net income	$20,234	$20,153
Diluted earnings per share	$2.41	$2.38

These pro forma results were based on estimates and assumptions, which we believe are reasonable. They are not the results that would have been realized had we been a combined company during the periods presented and are not necessarily indicative of our consolidated results of operations in future periods. The pro forma results include adjustments primarily related to purchase accounting adjustments and the elimination of related party transactions between Microsoft and NDS. Acquisition costs and other nonrecurring charges incurred are included in the earliest period presented.

During the fourth quarter of fiscal year 2014, we incurred $21 million of acquisition costs associated with the purchase of NDS. Acquisition costs are primarily comprised of transaction fees and direct acquisition costs, including legal, finance, consulting, and other professional fees. These costs are included in impairment, integration, and restructuring expenses on our consolidated income statement for fiscal year 2014.

Certain concurrent transactions were recognized separately from the Acquisition. Prior to the Acquisition, we had joint strategic initiatives with Nokia; this contractual relationship was terminated in conjunction with the Acquisition. No gain or loss was recorded upon termination of this agreement, as it was determined to be at market value. In addition, we agreed to license Nokia’s mapping services and will pay Nokia separately for the services provided under a four-year license as they are rendered.

Yammer

On July 18, 2012, we acquired Yammer, Inc. (“Yammer”), a leading provider of enterprise social networks, for $1.1 billion in cash. Yammer added an enterprise social networking service to Microsoft’s portfolio of complementary cloud-based services. The major classes of assets to which we allocated the purchase price were goodwill of $937 million and identifiable intangible assets of $178 million. We assigned the goodwill to Productivity and Business Processes, Intelligent Cloud, and More Personal Computing under our current segment structure. Yammer was consolidated into our results of operations starting on the acquisition date.

Other

During fiscal year 2015, we completed 15 additional acquisitions for total cash consideration of $892 million. These entities have been included in our consolidated results of operations since their respective acquisition dates.

Pro forma results of operations for Mojang and our other acquisitions during the current period have not been presented because the effects of these business combinations, individually and in aggregate, were not material to our consolidated results of operations.